Post-tax discount rates, excluding inflation, applied in the tests were: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
DisclosureImpairmentLineItems [Line Items]
Post-tax discount rates, excluding inflation	6.40%	7.10%
R T M In Brazil [Member]
DisclosureImpairmentLineItems [Line Items]
Post-tax discount rates, excluding inflation	5.50%	6.10%
R T M In Brazil Postponed Projects [Member]
DisclosureImpairmentLineItems [Line Items]
Post-tax discount rates, excluding inflation	6.20%	7.40%
Gas Logistics [Member]
DisclosureImpairmentLineItems [Line Items]
Post-tax discount rates, excluding inflation	5.40%	6.40%
Transport In Brazil [Member]
DisclosureImpairmentLineItems [Line Items]
Post-tax discount rates, excluding inflation	4.90%	5.40%